Convertible Notes And Derivative Liability and Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes And Derivative Liability and Warrants [Abstract]
Schedule of Convertible Notes

Convertible Notes

	December 31, 2025	December 31, 2024
Convertible notes, at amortised cost are as follows:
Convertible notes issued	$4,701,738	3,059,595
Less: Deferred debt issuance cost	$(348,316)	(648,232)

Convertible notes, net	$4,353,422	2,411,363

Presented as:
Current liability	$256,056	82,447
Non-current liability	4,097,366	2,328,916
Convertible notes, net	$4,353,422	2,411,363

Schedule of Outstanding Convertible Notes

As of December 31, 2025, the Company had the following outstanding convertible notes:

Note Holders	Principal Amount	Conversion Price	Coupon Rate	Issuance Date	Maturity Date	Fair Value at December 31, 2025	Fair Value level
JAK & affiliated holders	$3,150,000	1.7	10%	2025-06-03	2028-06-02	$2,831,611	Level 2
JAK & affiliated holders	1,475,000	0.63	14.75%	2025-07-16	2030-01-16	1,736,145	Level 2
Vanquish Funding Group Inc	257,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	2025-10-15	2026-07-30	257,673	Level 2
Labrys Fund II, LP	250,000	15% discount of lowest traded price during 10 trading days immediately preceding the conversion date	USD 39,285.71 for 6 instalments	2025-11-12	2026-11-11	156,063	Level 2
Vanquish Funding Group Inc	157,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	2025-11-04	2026-07-30	235,900	Level 2

Schedule of Transaction Costs on Issuance of Notes

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

	December 31, 2025	December 31, 2024
Balance at beginning of the year	$648,232	$-
Add: capitalized during the year	564,000	929,500
Less: charged to additional paid in capital for converted notes during the year	(777,836)	-
Less: amortized during the year	(86,080)	(281,268)
Ending balance	$348,316	$648,232

Schedule of Exercise of Convertible Notes	As of December 31, 2025 and 2024, the derivative is assessed to have a nil value in view of the cap assessed to have been met with the exercise of the tab convertible notes above.
	December 31, 2025	December 31, 2024
Warrant units:
Balance at beginning of the year*	3,555,678	-
Warrants issued	2,142,940	3,555,678
Less : Exercised	(4,474,290)	-
Ending balance	1,224,328	3,555,678

*	Adjusted for the effects of the RSS in May 2025.